Pension and other post-retirement benefits- Change in Plan Assets (Details) - Level 3 - Private Equity Funds $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	$ 7,745
Contributions into funds	6,233
Unrealized gains	4,257
Distributions	(921)
Fair value of plan assets, end of year	$ 17,314